STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
ACCOUNTING POLICY
Stock option plans
Cash-settled share appreciation rights (SARs) are attached to all stock options granted under our employee stock option plan. This feature allows the option holder to choose to receive a cash payment equal to the intrinsic value of the option (the amount by which the market price of the Class B Non-Voting Share exceeds the exercise price of the option on the exercise date) instead of exercising the option to acquire Class B Non-Voting Shares. We classify all outstanding stock options with cash settlement features as liabilities and carry them at their fair value, determined using the Black-Scholes option pricing model or a trinomial option pricing model, depending on the nature of the share-based award. We remeasure the fair value of the liability each period and amortize it to "operating costs" or "restructuring, acquisition and other", as applicable, using graded vesting, either over the vesting period or to the date an employee is eligible to retire (whichever is shorter).

Restricted share unit (RSU) and deferred share unit (DSU) plans
We recognize outstanding RSUs and DSUs as liabilities, measuring the liabilities and compensation costs based on the awards' fair values, which are based on the market price of the Class B Non-Voting Shares, and recognizing them as charges to "operating costs" over the vesting period of the awards. If an award's fair value changes after it has been granted and before the exercise date, we recognize the resulting changes in the liability within "operating costs" or "restructuring, acquisition and other", as applicable, in the year the change occurs. For RSUs, the payment amount is established as of the vesting date. For DSUs, the payment amount is established as of the exercise date.

Employee share accumulation plan
Employees voluntarily participate in the share accumulation plan by contributing a specified percentage of their regular earnings. We match employee contributions up to a certain amount and recognize our contributions as a compensation expense in the year we make them. Expenses relating to the employee share accumulation plan are included in "operating costs".
ESTIMATES
Significant management estimates are used to determine the fair value of stock options. The table below shows the weighted average fair value of stock options granted during 2022 and 2021 and the principal assumptions used in applying the Black-Scholes model for granted options to determine their fair value at the grant date.

	Years ended December 31
	2022	2021

Weighted average fair value	$9.65	$7.46

Risk-free interest rate	1.0%	0.3%
Dividend yield	2.8%	3.4%
Volatility of Class B Non-Voting Shares	23.1%	23.1%
Weighted average expected life	5 years	5.1 years

Volatility has been estimated based on the actual trading statistics of our Class B Non-Voting Shares.

STOCK-BASED COMPENSATION EXPENSE
Below is a summary of our stock-based compensation expense, which is included in employee salaries and benefits expense.

	Years ended December 31
(In millions of dollars)	2022	2021

Stock options	28	3
Restricted share units	51	57
Deferred share units	9	6
Equity derivative effect, net of interest receipt	(21)	(6)

Total stock-based compensation expense	67	60

As at December 31, 2022, we had a total liability recognized at its fair value of $229 million (2021 - $199 million) related to stock-based compensation, including stock options, RSUs, and DSUs. The current portion of this is $169 million (2021 - $150 million) and is included in "accounts payable and accrued liabilities". The long-term portion of this is $60 million (2021 - $49 million) and is included in "other long-term liabilities" (see note 22).

The total intrinsic value of vested liabilities, which is the difference between the exercise price of the share-based awards and the trading price of the Class B Non-Voting Shares for all vested share-based awards, as at December 31, 2022 was $85 million (2021 - $95 million).

We paid $72 million in 2022 (2021 - $76 million) to holders of stock options, RSUs, and DSUs upon exercise using the cash settlement feature, representing a weighted average share price on the date of exercise of $65.44 (2021 - $57.52).

STOCK OPTIONS
Options to purchase our Class B Non-Voting Shares on a one-for-one basis may be granted to our employees, directors, and officers by the Board or our Management Compensation Committee. There are 65 million options authorized under various plans; each option has a term of seven to ten years. The vesting period is generally graded vesting over four years; however, the Management Compensation Committee may adjust the vesting terms on the grant date. The exercise price is typically equal to the fair market value of the Class B Non-Voting Shares, determined as the five-day average before the grant date as quoted on the TSX.

Performance options
We granted 2,469,014 performance-based options to certain key executives in 2022 (2021 - nil). These performance options have certain non-market vesting conditions, including closing of the Shaw Transaction and the achievement of certain preset integration-related milestones over the next two years. As at December 31, 2022, we had 3,159,161 performance options (2021 - 1,068,776) outstanding. The outstanding options that were granted prior to 2022 vest on a graded basis over four years provided certain targeted stock prices are met on or after each anniversary date.
Summary of stock options
Below is a summary of the stock option plans, including performance options.

	Year ended December 31, 2022		Year ended December 31, 2021
(In number of units, except prices)	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	6,494,001	$61.62	4,726,634	$62.10
Granted	4,234,288	$65.73	1,848,655	$60.61
Exercised	(301,467)	$50.87	(10,988)	$58.45
Forfeited	(566,614)	$64.04	(70,300)	$67.58

Outstanding, end of year	9,860,208	$63.58	6,494,001	$61.62

Exercisable, end of year	3,440,894	$61.84	2,373,717	$59.68

Below is a summary of the range of exercise prices, the weighted average exercise price, and the weighted average remaining contractual life as at December 31, 2022.

	Options outstanding			Options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable	Weighted average exercise price

$42.85 - $44.99	153,937	1.82	$44.24	153,937	$44.24
$45.00 - $49.99	280,949	1.85	$49.41	280,949	$49.41
$55.00 - $59.99	1,619,007	6.76	$58.39	991,135	$58.28
$60.00 - $64.99	2,746,987	5.72	$62.52	1,154,996	$62.56
$65.00 - $69.99	4,054,418	8.90	$65.74	106,197	$66.38
$70.00 - $73.00	1,004,910	4.95	$73.00	753,680	$73.00

	9,860,208	6.95	$63.58	3,440,894	$61.84

Unrecognized stock-based compensation expense as at December 31, 2022 related to stock option plans was $14 million (2021 - $11 million) and will be recognized in net income within periods of up to the next four years as the options vest.

RESTRICTED SHARE UNITS
The RSU plan allows employees, directors, and officers to participate in the growth and development of Rogers. Under the terms of the plan, RSUs are issued to the participant and the units issued vest over a period of up to three years from the grant date.

On the vesting date, we redeem all of the participants' RSUs in cash or by issuing one Class B Non-Voting Share for each RSU. We have reserved 4,000,000 Class B Non-Voting Shares for issue under this plan.

Performance RSUs
We granted 206,719 performance-based RSUs to certain key executives in 2022 (2021 - 295,958). The number of units that vest and will be paid three years from the grant date will be within 0% to 100% of the initial number granted and reinvested dividends based upon the achievement of certain annual targets.

Summary of RSUs
Below is a summary of the RSUs outstanding, including performance RSUs.

	Years ended December 31
(In number of units)	2022	2021

Outstanding, beginning of year	2,691,288	2,573,894
Granted and reinvested dividends	990,702	1,341,801
Exercised	(678,634)	(1,041,890)
Forfeited	(600,867)	(182,517)

Outstanding, end of year	2,402,489	2,691,288
Unrecognized stock-based compensation expense as at December 31, 2022 related to these RSUs was $48 million (2021 - $64 million) and will be recognized in net income over the next three years as the RSUs vest.

DEFERRED SHARE UNITS
The DSU plan allows directors, certain key executives, and other senior management to elect to receive certain types of compensation in DSUs. Under the terms of the plan, DSUs are issued to the participant and the units issued cliff vest over a period of up to three years from the grant date.

Performance DSUs
We granted 6,934 performance-based DSUs to certain key executives in 2022 (2021 - 7,517) through reinvested dividends. All performance-based DSUs currently outstanding are fully vested.

Summary of DSUs
Below is a summary of the DSUs outstanding, including performance DSUs.

	Years ended December 31
(In number of units)	2022	2021

Outstanding, beginning of year	1,421,342	1,619,941
Granted and reinvested dividends	70,692	78,939
Exercised	(350,803)	(277,439)
Forfeited	(1,347)	(99)

Outstanding, end of year	1,139,884	1,421,342

Unrecognized stock-based compensation expense as at December 31, 2022 related to these DSUs was nil (2021 - nil).

EMPLOYEE SHARE ACCUMULATION PLAN
Participation in the plan is voluntary. Employees can contribute up to 15% of their regular earnings through payroll deductions (up to an annual maximum contribution of $25 thousand). The plan administrator purchases Class B Non-Voting Shares on a bi-weekly basis on the open market on behalf of the employee. On a bi-weekly basis, we make a contribution of 25% to 50% of the employee's contribution that period and the plan administrator uses this amount to purchase additional shares on behalf of the employee. We recognize our contributions made as a compensation expense.

Compensation expense related to the employee share accumulation plan was $55 million in 2022 (2021 - $52 million).

EQUITY DERIVATIVES
We have entered into equity derivatives to hedge a portion of our stock-based compensation expense (see note 17) and recognized a $21 million recovery (2021 - $6 million recovery) in stock-based compensation expense for these derivatives.